Dividends (Tables)	12 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of dividends to shareholders
Interim dividends are recognised when they become payable to the Company’s shareholders. Final dividends are recognised when they are approved by shareholders.

	2022			2021			2020
	Pence per share	Cash dividend £m	Scrip dividend £m	Pence per share	Cash dividend £m	Scrip dividend £m	Pence per share	Cash dividend £m	Scrip dividend £m
Interim dividend in respect of the current year	17.21	339	282	17.00	348	249	16.57	335	241
Final dividend in respect of the prior year	32.16	583	562	32.00	1,065	54	31.26	557	517
	49.37	922	844	49.00	1,413	303	47.83	892	758